Accruals and Other Payables - Schedule of Accruals and Other Payables (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accruals and Other Payables [Abstract]
Accrued expenses and other payables	$ 192	$ 47
Salaries payable	2,159	3,214
Accruals and other payables	$ 2,351	$ 3,261